Distribution Date:	07/17/25	Wells Fargo Commercial Mortgage Trust 2015-C30
Determination Date:	07/11/25
Next Distribution Date:	08/15/25
Record Date:	06/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C30

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Exchangeable Certificate Factor Detail	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Additional Information	7	Master Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	8		Tom Klump	(703) 302-8080	tklump@ncb.coop
Bond / Collateral Reconciliation - Balances	9		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Current Mortgage Loan and Property Stratification	10-14	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	15-16		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Mortgage Loan Detail (Part 2)	17-18		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Principal Prepayment Detail	19	Trust Advisor	Pentalpha Surveillance LLC
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	20
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	21
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
Specially Serviced Loan Detail - Part 1	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24-25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	26	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	28		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989NBB2	1.652000%	38,940,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989NBC0	2.573000%	4,385,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989NBD8	3.411000%	150,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989NBE6	3.664000%	263,131,000.00	42,077,175.76	42,077,175.76	128,475.64	0.00	0.00	42,205,651.40	0.00	0.00%	30.00%
A-SB	94989NBF3	3.412000%	61,764,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94989NBG1	4.067000%	51,822,000.00	51,822,000.00	51,822,000.00	175,633.39	0.00	0.00	51,997,633.39	0.00	0.00%	23.00%
B	94989NBK2	4.400000%	43,493,000.00	43,493,000.00	43,493,000.00	159,474.33	0.00	0.00	43,652,474.33	0.00	0.00%	17.13%
C	94989NBL0	4.547987%	31,464,000.00	31,464,000.00	23,698,718.53	119,248.22	0.00	0.00	23,817,966.75	7,765,281.47	92.08%	12.88%
D	94989NAL1	4.547987%	39,792,000.00	39,792,000.00	0.00	150,811.25	0.00	0.00	150,811.25	39,792,000.00	51.53%	7.50%
E	94989NAN7	3.250000%	16,657,000.00	16,657,000.00	0.00	45,112.71	0.00	0.00	45,112.71	16,657,000.00	34.55%	5.25%
F	94989NAQ0	3.250000%	8,328,000.00	8,328,000.00	0.00	22,555.00	0.00	0.00	22,555.00	8,328,000.00	26.06%	4.13%
G	94989NAS6	3.250000%	8,329,000.00	8,329,000.00	0.00	22,557.71	0.00	0.00	22,557.71	8,329,000.00	17.57%	3.00%
H	94989NAU1	3.250000%	22,209,909.00	17,237,634.51	0.00	17,007.34	0.00	0.00	17,007.34	17,237,634.51	0.00%	0.00%
V	94989NAW7	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989NAY3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			740,314,910.01	259,199,810.27	161,090,894.29	840,875.59	0.00	0.00	161,931,769.88	98,108,915.98

X-A	94989NBH9	0.661576%	570,042,000.00	93,899,175.76	0.00	51,767.83	0.00	0.00	51,767.83	0.00
X-B	94989NBJ5	0.085868%	74,957,000.00	74,957,000.00	0.00	5,363.67	0.00	0.00	5,363.67	7,765,281.47
X-E	94989NAA5	1.297987%	16,657,000.00	16,657,000.00	0.00	18,017.14	0.00	0.00	18,017.14	16,657,000.00
X-FG	94989NAC1	1.297987%	16,657,000.00	16,657,000.00	0.00	18,017.14	0.00	0.00	18,017.14	16,657,000.00
X-H	94989NAE7	1.297987%	22,209,909.00	17,237,634.51	0.00	18,645.19	0.00	0.00	18,645.19	17,237,634.51
Notional SubTotal			700,522,909.00	219,407,810.27	0.00	111,810.97	0.00	0.00	111,810.97	58,316,915.98

Deal Distribution Total					161,090,894.29	952,686.56	0.00	0.00	162,043,580.85

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989NBB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989NBC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989NBD8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989NBE6	159.90961065	159.90961065	0.48825733	0.00000000	0.00000000	0.00000000	0.00000000	160.39786798	0.00000000
A-SB	94989NBF3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94989NBG1	1,000.00000000	1,000.00000000	3.38916657	0.00000000	0.00000000	0.00000000	0.00000000	1,003.38916657	0.00000000
B	94989NBK2	1,000.00000000	1,000.00000000	3.66666659	0.00000000	0.00000000	0.00000000	0.00000000	1,003.66666659	0.00000000
C	94989NBL0	1,000.00000000	753.20107202	3.78998919	0.00000000	0.00000000	0.00000000	0.00000000	756.99106121	246.79892798
D	94989NAL1	1,000.00000000	0.00000000	3.78998919	0.00000000	0.00000000	0.00000000	0.00000000	3.78998919	1,000.00000000
E	94989NAN7	1,000.00000000	0.00000000	2.70833343	0.00000000	0.00000000	0.00000000	0.00000000	2.70833343	1,000.00000000
F	94989NAQ0	1,000.00000000	0.00000000	2.70833333	0.00000000	0.00000000	0.00000000	0.00000000	2.70833333	1,000.00000000
G	94989NAS6	1,000.00000000	0.00000000	2.70833353	0.00000000	0.00000000	0.00000000	0.00000000	2.70833353	1,000.00000000
H	94989NAU1	776.12359916	0.00000000	0.76575460	1.33624681	61.49164456	0.00000000	0.00000000	0.76575460	776.12359916
V	94989NAW7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989NAY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989NBH9	164.72325857	0.00000000	0.09081406	0.00000000	0.00000000	0.00000000	0.00000000	0.09081406	0.00000000
X-B	94989NBJ5	1,000.00000000	0.00000000	0.07155663	0.00000000	0.00000000	0.00000000	0.00000000	0.07155663	103.59648158
X-E	94989NAA5	1,000.00000000	0.00000000	1.08165576	0.00000000	0.00000000	0.00000000	0.00000000	1.08165576	1,000.00000000
X-FG	94989NAC1	1,000.00000000	0.00000000	1.08165576	0.00000000	0.00000000	0.00000000	0.00000000	1.08165576	1,000.00000000
X-H	94989NAE7	776.12359916	0.00000000	0.83949871	0.00000000	0.00000000	0.00000000	0.00000000	0.83949871	776.12359916

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	06/01/25 - 06/30/25	30	0.00	128,475.64	0.00	128,475.64	0.00	0.00	0.00	128,475.64	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	06/01/25 - 06/30/25	30	0.00	51,767.83	0.00	51,767.83	0.00	0.00	0.00	51,767.83	0.00
X-B	06/01/25 - 06/30/25	30	0.00	5,363.67	0.00	5,363.67	0.00	0.00	0.00	5,363.67	0.00
X-E	06/01/25 - 06/30/25	30	0.00	18,017.14	0.00	18,017.14	0.00	0.00	0.00	18,017.14	0.00
X-FG	06/01/25 - 06/30/25	30	0.00	18,017.14	0.00	18,017.14	0.00	0.00	0.00	18,017.14	0.00
X-H	06/01/25 - 06/30/25	30	0.00	18,645.19	0.00	18,645.19	0.00	0.00	0.00	18,645.19	0.00
A-S	06/01/25 - 06/30/25	30	0.00	175,633.39	0.00	175,633.39	0.00	0.00	0.00	175,633.39	0.00
B	06/01/25 - 06/30/25	30	0.00	159,474.33	0.00	159,474.33	0.00	0.00	0.00	159,474.33	0.00
C	06/01/25 - 06/30/25	30	0.00	119,248.22	0.00	119,248.22	0.00	0.00	0.00	119,248.22	0.00
D	06/01/25 - 06/30/25	30	0.00	150,811.25	0.00	150,811.25	0.00	0.00	0.00	150,811.25	0.00
E	06/01/25 - 06/30/25	30	0.00	45,112.71	0.00	45,112.71	0.00	0.00	0.00	45,112.71	0.00
F	06/01/25 - 06/30/25	30	0.00	22,555.00	0.00	22,555.00	0.00	0.00	0.00	22,555.00	0.00
G	06/01/25 - 06/30/25	30	0.00	22,557.71	0.00	22,557.71	0.00	0.00	0.00	22,557.71	0.00
H	06/01/25 - 06/30/25	30	1,336,045.91	46,685.26	0.00	46,685.26	29,677.92	0.00	0.00	17,007.34	1,365,723.83
Totals			1,336,045.91	982,364.48	0.00	982,364.48	29,677.92	0.00	0.00	952,686.56	1,365,723.83

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989NBG1	4.067000%	51,822,000.00	51,822,000.00	51,822,000.00	175,633.39	0.00	0.00	51,997,633.39	0.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989NBK2	4.400000%	43,493,000.00	43,493,000.00	43,493,000.00	159,474.33	0.00	0.00	43,652,474.33	0.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989NBL0	4.547987%	31,464,000.00	31,464,000.00	23,698,718.53	119,248.22	0.00	0.00	23,817,966.75	7,765,281.47
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			126,779,000.03	126,779,000.00	119,013,718.53	454,355.94	0.00	0.00	119,468,074.47	7,765,281.47

Exchangeable Certificate Details
PEX	94989NBM8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEX	94989NBM8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

	Additional Information
Total Available Distribution Amount (1)	162,043,580.85
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	990,265.66	Master Servicing Fee	5,892.37
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,107.60
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	108.00
ARD Interest	0.00	Trust Advisor Fee	583.20
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	990,265.66	Total Fees	7,901.17

Principal		Expenses/Reimbursements
Scheduled Principal	150,531,530.52	Reimbursement for Interest on Advances	20,066.09
Unscheduled Principal Collections		ASER Amount	1,708.49
Principal Prepayments	10,559,363.77	Special Servicing Fees (Monthly)	7,876.10
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	27.24
Total Principal Collected	161,090,894.29	Total Expenses/Reimbursements	29,677.92

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	952,686.56
Excess Liquidation Proceeds	0.00	Principal Distribution	161,090,894.29
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	162,043,580.85
Total Funds Collected	162,081,159.95	Total Funds Distributed	162,081,159.94

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	259,199,810.27	259,199,810.27	Beginning Certificate Balance	259,199,810.27
(-) Scheduled Principal Collections	150,531,530.52	150,531,530.52	(-) Principal Distributions	161,090,894.29
(-) Unscheduled Principal Collections	10,559,363.77	10,559,363.77	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	98,108,915.98	98,108,915.98	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	260,102,004.91	260,102,004.91	Ending Certificate Balance	98,108,915.98
Ending Actual Collateral Balance	99,205,605.49	99,205,605.49

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.55%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls or Realized Losses absorbed by overcollateralization, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	13,655,020.63	13.92%	1	4.7844	NAP	Defeased	4	13,655,020.63	13.92%	1	4.7844	NAP
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.20 or less	3	26,035,339.98	26.54%	0	4.6542	(0.655209)
1,000,001 to 2,000,000	3	4,008,257.84	4.09%	1	4.8362	1.972830	1.21 to 1.30	1	2,518,094.98	2.57%	1	4.6600	1.279500
2,000,001 to 3,000,000	3	7,540,411.21	7.69%	1	4.7351	1.407694	1.31 to 1.40	1	1,036,574.32	1.06%	1	4.6600	1.369300
3,000,001 to 4,000,000	1	3,280,042.67	3.34%	1	4.6600	1.759800	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	1	4,366,900.52	4.45%	1	4.8500	1.632200	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	3	45,781,970.93	46.66%	0	4.9145	1.674082
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	1	3,280,042.67	3.34%	1	4.6600	1.759800
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	2	4,797,223.14	4.89%	1	4.7493	1.879252
8,000,001 to 9,000,000	2	16,580,258.42	16.90%	0	4.7257	(0.602878)	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	1	15,688,578.29	15.99%	0	4.6400	0.318300	2.51 to 3.00	1	1,004,649.33	1.02%	1	5.5000	2.809600
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.01 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	1	32,989,446.40	33.63%	0	4.9600	1.679800	3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	4.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	16	98,108,915.98	100.00%	0	4.8075	1.018292
Totals	16	98,108,915.98	100.00%	0	4.8075	1.018292
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	13,655,020.63	13.92%	1	4.7844	NAP
							Defeased	4	13,655,020.63	13.92%	1	4.7844	NAP
Arizona	1	8,154,634.41	8.31%	1	4.6800	(2.954800)
							Lodging	1	8,154,634.41	8.31%	1	4.6800	(2.954800)
Arkansas	1	32,989,446.40	33.63%	0	4.9600	1.679800
							Mobile Home Park	1	1,004,649.33	1.02%	1	5.5000	2.809600
Florida	1	8,425,624.01	8.59%	(1)	4.7700	1.673400
							Multi-Family	5	24,715,417.54	25.19%	0	4.6473	0.706047
Michigan	2	2,971,683.52	3.03%	0	4.8976	2.183352
							Office	3	43,382,104.60	44.22%	0	4.9063	1.686886
New York	1	4,366,900.52	4.45%	1	4.8500	1.632200
							Retail	1	4,366,900.52	4.45%	1	4.8500	1.632200
Pennsylvania	2	18,518,767.24	18.88%	0	4.6736	0.558531
							Self Storage	1	2,830,188.95	2.88%	1	4.8600	1.890200
Washington	4	9,026,839.25	9.20%	1	4.6600	1.379948
							Totals	16	98,108,915.98	100.00%	0	4.8075	1.018292
Totals	16	98,108,915.98	100.00%	0	4.8075	1.018292

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	13,655,020.63	13.92%	1	4.7844	NAP	Defeased	4	13,655,020.63	13.92%	1	4.7844	NAP
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	7	34,837,086.14	35.51%	0	4.6517	(0.085527)	49 months or greater	12	84,453,895.35	86.08%	0	4.8113	0.968997
	4.751% to 5.000%	4	48,612,159.88	49.55%	0	4.9114	1.686664	Totals	16	98,108,915.98	100.00%	0	4.8075	1.018292
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000
	5.251% or greater	1	1,004,649.33	1.02%	1	5.5000	2.809600
	Totals	16	98,108,915.98	100.00%	0	4.8075	1.018292
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	13,655,020.63	13.92%	1	4.7844	NAP	Defeased	4	13,655,020.63	13.92%	1	4.7844	NAP
	58 months or less	12	84,453,895.35	86.08%	0	4.8113	0.968997	Interest Only	0	0.00	0.00%	0	0.0000	0.000000
	59 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	12	84,453,895.35	86.08%	0	4.8113	0.968997
	Totals	16	98,108,915.98	100.00%	0	4.8075	1.018292	301 months to 355 months	0	0.00	0.00%	0	0.0000	0.000000
								356 months to 477 months	0	0.00	0.00%	0	0.0000	0.000000
								478 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	16	98,108,915.98	100.00%	0	4.8075	1.018292
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	13,655,020.63	13.92%	1	4.7844	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	11	83,449,246.02	85.06%	0	4.8030	0.946838
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	1,004,649.33	1.02%	1	5.5000	2.809600
	Totals	16	98,108,915.98	100.00%	0	4.8075	1.018292
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	610923200	RT	Spokane	WA	Actual/360	4.130%	174,999.80	50,847,398.72	0.00	N/A	07/11/25	--	50,847,398.72	0.00	07/11/25
3	310928683	OF	Little Rock	AR	Actual/360	4.960%	136,853.87	120,360.33	0.00	N/A	07/11/25	--	33,109,806.73	32,989,446.40	06/11/25
9	416000194	MF	Philadelphia	PA	Actual/360	4.640%	60,791.88	33,460.01	0.00	N/A	07/01/25	--	15,722,038.30	15,688,578.29	06/01/25
10	416000196	MF	Slidell	LA	Actual/360	4.930%	52,369.84	12,747,222.87	0.00	N/A	07/01/25	--	12,747,222.87	0.00	07/01/25
11	310929178	RT	Various	Various	Actual/360	4.300%	37,360.82	10,426,275.17	0.00	N/A	07/11/25	--	10,426,275.17	0.00	07/11/25
12	304340012	MH	Largo	FL	Actual/360	4.760%	39,141.67	9,867,648.42	0.00	N/A	07/01/25	--	9,867,648.42	0.00	07/01/25
15	300571338	OF	Cooper City	FL	Actual/360	4.770%	33,573.51	20,541.83	0.00	N/A	06/06/25	--	8,446,165.84	8,425,624.01	05/06/25
16	416000198	LO	Phoenix	AZ	Actual/360	4.680%	31,880.54	19,863.10	0.00	N/A	08/01/25	--	8,174,497.51	8,154,634.41	04/01/21
18	310929463	SS	Various	TX	Actual/360	4.590%	33,621.91	8,790,042.55	0.00	N/A	07/11/25	--	8,790,042.55	0.00	07/11/25
19	304340019	MF	Greenville	NC	Actual/360	4.650%	31,644.64	19,919.04	0.00	N/A	08/05/25	--	8,166,359.39	8,146,440.35	07/05/25
20	610927591	RT	Santa Clarita	CA	Actual/360	4.730%	34,450.81	8,740,163.40	0.00	N/A	07/11/25	--	8,740,163.40	0.00	07/11/25
21	304340021	LO	Winter Haven	FL	Actual/360	5.050%	31,270.06	7,430,509.88	0.00	N/A	07/01/25	--	7,430,509.88	0.00	07/01/25
23	300571343	LO	Concord	NC	Actual/360	4.640%	25,983.55	6,719,882.97	0.00	N/A	07/06/25	--	6,719,882.97	0.00	07/06/25
27	416000195	MF	New Orleans	LA	Actual/360	4.900%	24,804.05	6,074,460.37	0.00	N/A	07/01/25	--	6,074,460.37	0.00	07/01/25
28	416000197	RT	Tipp City	OH	Actual/360	4.650%	21,201.91	5,471,460.27	0.00	N/A	08/01/25	--	5,471,460.27	0.00	07/01/25
38	304340038	RT	Highland	NY	Actual/360	4.850%	17,691.62	10,407.97	0.00	N/A	08/01/25	--	4,377,308.49	4,366,900.52	07/01/25
39	470094810	RT	New York	NY	Actual/360	3.790%	12,679.15	4,014,506.55	0.00	N/A	08/01/25	--	4,014,506.55	0.00	06/01/25
40	304340040	Various Various		Various	Actual/360	4.780%	15,820.38	3,971,643.77	0.00	N/A	07/01/25	--	3,971,643.77	0.00	07/01/25
46	304340046	RT	Rochester Hills	MI	Actual/360	4.580%	14,025.22	3,674,729.17	0.00	N/A	07/01/25	--	3,674,729.17	0.00	07/01/25
51	304340051	MF	Seattle	WA	Actual/360	4.660%	12,768.60	8,009.91	0.00	N/A	08/05/25	--	3,288,052.58	3,280,042.67	07/05/25
53	470095450	MF	Bronx	NY	Actual/360	4.030%	10,177.03	3,030,380.42	0.00	N/A	07/01/25	--	3,030,380.42	0.00	07/01/25
55	410927599	IN	Napa	CA	Actual/360	4.520%	12,546.77	3,331,002.16	0.00	N/A	07/11/25	--	3,331,002.16	0.00	07/11/25
59	304340059	SS	Bethlehem	PA	Actual/360	4.860%	11,489.55	6,736.74	0.00	N/A	08/01/25	--	2,836,925.69	2,830,188.95	07/01/25
65	410929641	MH	Ravenna	OH	Actual/360	4.590%	9,642.03	2,520,791.76	0.00	N/A	07/11/25	--	2,520,791.76	0.00	07/11/25
66	304340066	MF	Seattle	WA	Actual/360	4.660%	9,802.48	6,149.22	0.00	N/A	08/05/25	--	2,524,244.20	2,518,094.98	07/05/25
67	600929180	MF	Shakopee	MN	Actual/360	4.690%	9,359.15	2,394,665.04	0.00	N/A	07/11/25	--	2,394,665.04	0.00	07/11/25
72	304340072	MF	Seattle	WA	Actual/360	4.660%	8,533.55	5,353.21	0.00	N/A	08/05/25	--	2,197,480.49	2,192,127.28	07/05/25
73	304340073	RT	Dayton	OH	Actual/360	4.980%	8,992.74	5,066.76	0.00	N/A	08/05/25	--	2,166,925.64	2,161,858.88	07/05/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
75	410929338	OF	Novi	MI	Actual/360	4.590%	7,542.55	4,874.59	0.00	N/A	07/11/25	--	1,971,908.78	1,967,034.19	06/11/25
76	410929198	MH	Kentwood	MI	Actual/360	4.690%	7,653.13	1,958,157.72	0.00	N/A	07/11/25	--	1,958,157.72	0.00	07/11/25
80	470094960	MF	Brooklyn	NY	Actual/360	3.690%	5,449.65	1,772,244.44	0.00	N/A	07/01/25	--	1,772,244.44	0.00	06/01/25
81	304340081	MF	Seattle	WA	Actual/360	4.660%	6,703.12	4,204.95	0.00	N/A	08/05/25	--	1,726,125.93	1,721,920.98	07/05/25
82	470094660	MF	Elmhurst	NY	Actual/360	3.700%	4,625.59	1,500,191.77	0.00	N/A	07/01/25	--	1,500,191.77	0.00	06/01/25
84	470095140	MF	New York	NY	Actual/360	3.780%	6,300.00	2,000,000.00	0.00	N/A	07/01/25	--	2,000,000.00	0.00	06/01/25
87	304340087	MH	Houston	TX	Actual/360	5.330%	7,232.98	3,637.39	0.00	N/A	08/01/25	--	1,628,437.81	1,624,800.42	07/01/25
90	470094980	MF	New York	NY	Actual/360	3.890%	4,567.54	1,409,009.12	0.00	N/A	07/01/25	--	1,409,009.12	0.00	06/01/25
94	304340094	MH	Alvin	TX	Actual/360	5.330%	4,886.25	1,100,092.72	0.00	N/A	08/01/25	--	1,100,092.72	0.00	07/01/25
95	470095180	MF	New York	NY	Actual/360	3.720%	3,177.81	1,025,099.89	0.00	N/A	07/01/25	--	1,025,099.89	0.00	06/01/25
96	304340096	MF	Seattle	WA	Actual/360	4.660%	4,035.19	2,531.34	0.00	N/A	08/05/25	--	1,039,105.66	1,036,574.32	07/05/25
100	304340100	MH	Cedar Springs	MI	Actual/360	5.500%	4,614.72	2,198.75	0.00	N/A	08/01/25	--	1,006,848.08	1,004,649.33	07/01/25
Totals							990,265.66	161,090,894.29	0.00				259,199,810.27	98,108,915.98
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	5,591,814.00	1,221,196.54	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,877,144.81	0.00	--	--	--	0.00	0.00	256,662.37	256,662.37	0.00	0.00
9	385,999.48	0.00	--	--	--	0.00	0.00	93,989.86	93,989.86	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	1,879,383.49	426,317.49	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,366,099.51	405,875.79	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,167,771.62	0.00	--	--	--	0.00	0.00	53,909.11	107,944.12	0.00	0.00
16	(748,094.54)	(1,058,586.71)	01/01/24	09/30/24	12/11/24	439,955.27	13,781.82	49,835.56	2,617,704.43	586,646.61	0.00
18	834,182.14	209,662.79	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,008,834.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,247,012.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,549,447.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	557,974.78	137,596.66	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	498,274.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	886,687.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	332,220.00	83,055.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
51	448,700.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	285,000.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	594,797.90	173,097.45	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
59	453,929.65	104,937.20	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
65	599,271.52	177,363.09	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
66	252,141.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	555,344.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
72	164,429.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
75	304,085.72	0.00	--	--	--	0.00	0.00	12,384.27	12,384.27	0.00	0.00
76	634,918.00	152,082.25	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
80	208,191.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
81	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
82	100,872.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
84	116,105.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
87	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
90	161,671.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
94	237,778.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
95	94,753.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
96	111,369.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
100	230,341.59	174,917.89	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	27,988,449.49	2,207,515.44				439,955.27	13,781.82	466,781.17	3,088,685.05	586,646.61	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
28	416000197	5,458,114.51	Payoff Prior to Maturity	0.00	0.00
39	470094810	4,003,613.78	Payoff Prior to Maturity	0.00	0.00
94	304340094	1,097,635.48	Payoff Prior to Maturity	0.00	0.00
Totals		10,559,363.77		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/25	0	0.00	0	0.00	1	8,154,634.41	0	0.00	0	0.00	0	0.00	0	0.00	3	10,559,363.77	4.807529%	4.673000%	0
06/17/25	0	0.00	0	0.00	1	8,174,497.51	0	0.00	0	0.00	0	0.00	0	0.00	4	24,223,361.46	4.584567%	4.531375%	1
05/16/25	0	0.00	0	0.00	1	8,193,222.46	0	0.00	0	0.00	0	0.00	0	0.00	8	21,906,155.77	4.530152%	4.482708%	2
04/17/25	0	0.00	0	0.00	1	8,212,935.65	0	0.00	0	0.00	0	0.00	0	0.00	13	102,757,772.00	4.514537%	4.466714%	3
03/17/25	0	0.00	0	0.00	1	8,231,506.32	0	0.00	0	0.00	0	0.00	0	0.00	5	20,079,354.14	4.515395%	4.470604%	4
02/18/25	0	0.00	0	0.00	1	8,253,208.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.520195%	4.476218%	5
01/17/25	0	0.00	0	0.00	1	8,271,617.30	0	0.00	0	0.00	0	0.00	0	0.00	2	3,147,519.58	4.520236%	4.476262%	6
12/17/24	0	0.00	0	0.00	1	8,289,952.43	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.523626%	4.481372%	6
11/18/24	0	0.00	0	0.00	1	8,309,289.84	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.523659%	4.481403%	7
10/18/24	1	1,058,605.02	0	0.00	1	8,327,473.76	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.523689%	4.481431%	8
09/17/24	0	0.00	0	0.00	1	8,346,665.40	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.523721%	4.481462%	9
08/16/24	0	0.00	0	0.00	1	8,364,699.30	0	0.00	1	0.00	0	0.00	0	0.00	1	3,952,086.43	4.523749%	4.481489%	10
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 30

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
3	310928683	06/11/25	0	5	256,662.37	256,662.37	0.00		33,109,806.73
9	416000194	06/01/25	0	5	93,989.86	93,989.86	0.00		15,722,038.30	06/25/25	13
15	300571338	05/06/25	1	5	53,909.11	107,944.12	0.00		8,465,509.10	06/16/25	13
16	416000198	04/01/21	50	6	49,835.56	2,617,704.43	1,329,362.28		9,052,743.91	03/23/20	98
75	410929338	06/11/25	0	5	12,384.27	12,384.27	0.00		1,971,908.78
Totals					466,781.17	3,088,685.05	1,329,362.28		68,322,006.82
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 21 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		59,070,683	0	59,070,683		0
0 - 6 Months		39,038,233	30,883,599	8,154,634		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-25	98,108,916	81,528,658	8,425,624	0	8,154,634	0
Jun-25	259,199,810	242,579,147	8,446,166	0	8,174,498	0
May-25	361,530,978	352,131,102	0	1,206,653	8,193,222	0
Apr-25	389,318,554	381,105,618	0	0	8,212,936	0
Mar-25	503,732,832	495,501,325	0	0	8,231,506	0
Feb-25	536,972,605	528,719,397	0	0	8,253,208	0
Jan-25	538,124,071	529,852,454	0	0	8,271,617	0
Dec-24	615,924,586	607,634,634	0	0	8,289,952	0
Nov-24	617,140,153	608,830,863	0	0	8,309,290	0
Oct-24	618,283,925	608,897,846	1,058,605	0	8,327,474	0
Sep-24	619,490,599	611,143,934	0	0	8,346,665	0
Aug-24	620,625,219	612,260,519	0	0	8,364,699	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	416000194	15,688,578.29	15,722,038.30	25,800,000.00	05/08/15	360,099.48	0.31830	12/31/24	07/01/25	240
15	300571338	8,425,624.01	8,465,509.10	14,000,000.00	02/10/15	1,086,739.62	1.67340	12/31/24	06/06/25	238
16	416000198	8,154,634.41	9,052,743.91	12,200,000.00	11/01/24	(1,376,061.71)	(2.95480)	09/30/24	08/01/25	240
51	304340051	3,280,042.67	3,280,042.67	7,350,000.00	05/13/15	438,800.00	1.75980	12/31/24	08/05/25	240
66	304340066	2,518,094.98	2,518,094.98	5,430,000.00	05/11/15	244,941.00	1.27950	12/31/24	08/05/25	240
72	304340072	2,192,127.28	2,192,127.28	5,000,000.00	05/14/15	155,321.00	0.93200	12/31/24	08/05/25	240
96	304340096	1,036,574.32	1,036,574.32	2,300,000.00	05/12/15	107,904.00	1.36930	12/31/24	08/05/25	240
Totals		41,295,675.96	42,267,130.56	72,080,000.00		1,017,743.39

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
9	416000194	MF	PA	06/25/25	13

Subject loan transferred to special servicing on 6/23/2025 due to imminent monetary default. Collateral is 74-unit student house apartment complex located in Philadelphia, PA. Special servicer is reviewing the file.

15	300571338	OF	FL	06/16/25	13
	Loan has recently transferred to SS. Special Servicer is reaching out to the Borrower to determine next steps.

16	416000198	LO	AZ	03/23/20	98

The loan transferred to Special Servicing on 03/23/2020 due to a Borrower declared Imminent Monetary Default as a result of the Covid-19 pandemic. The loan subsequently went into payment default. Borrower and Special Servicer entered into

	multiple rounds of negotiations regarding a potential forbearance; however, none came to fruition. A receivership order was entered and the receiver is currently attempting to sell the property.

51	304340051	MF	WA	06/17/24	13

The Loan transferred to Special Servicing on 6/17/24. Special Servicer sent a Hello Letter and Borrower executed a Pre-Negotiation Letter. Wells Fargo is corresponding with Borrower and counsel to finalize set up of accounts. Borrower

	requested to payoff by 7/31/25.

66	304340066	MF	WA	06/17/24	13

The Loan transferred to Special Servicing on 6/17/24. Special Servicer sent a Hello Letter and Borrower executed a Pre-Negotiation Letter. Wells Fargo is corresponding with Borrower and counsel to finalize set up of accounts. Borrower

	requested to payoff by 7/31/25.

72	304340072	MF	WA	06/17/24	13

The Loan transferred to Special Servicing on 6/17/24. Special Servicer sent a Hello Letter and Borrower executed a Pre-Negotiation Letter. Wells Fargo is corresponding with Borrower and counsel to finalize set up of accounts. Borrower

	requested to payoff by 7/31/25.

© 2021 Computershare. All rights reserved. Confidential.						Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
96	304340096	MF	WA	06/17/24	13

The Loan transferred to Special Servicing on 6/17/24. Special Servicer sent a Hello Letter and Borrower executed a Pre-Negotiation Letter. Wells Fargo is corresponding with Borrower and counsel to finalize set up of accounts. Borrower requested to payoff by 7/31/25.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	310929811	30,928,730.92	4.46000%	30,928,730.92	4.46000%	10	05/28/20	06/11/20	06/11/20
4	310929811	0.00	4.46000%	0.00	4.46000%	10	06/11/20	06/11/20	05/28/20
17	300571335	9,294,979.79	4.52500%	9,279,212.43	4.52500%	10	10/19/20	10/06/20	11/12/20
17	300571335	0.00	4.52500%	0.00	4.52500%	10	11/12/20	10/06/20	10/19/20
21	304340021	8,308,089.79	5.05000%	8,308,089.79	5.05000%	10	07/23/20	07/01/20	08/11/20
21	304340021	0.00	5.05000%	0.00	5.05000%	10	08/11/20	07/01/20	07/23/20
Totals		48,531,800.50		48,516,033.14
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
24	300571334 08/16/24	6,882,563.84	5,370,000.00	4,173,937.22	207,343.40	4,173,937.22	3,966,593.82	2,915,970.02	0.00	567,265.57	2,348,704.45	28.64%
33	300571346 02/16/24	5,618,719.77	4,300,000.00	4,308,478.53	1,397,645.03	4,308,478.53	2,910,833.50	2,707,886.27	0.00	84,316.10	2,623,570.17	43.54%
43	304340043 06/17/25	711,270.81	1,320,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		13,212,554.42	10,990,000.00	8,482,415.75	1,604,988.43	8,482,415.75	6,877,427.32	5,623,856.29	0.00	651,581.67	4,972,274.62

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
24	300571334	12/17/24	0.00	0.00	2,348,704.45	0.00	0.00	(537,156.12)	0.00	0.00	2,348,704.45
		09/17/24	0.00	0.00	2,885,860.57	0.00	0.00	(30,109.45)	0.00	0.00
		08/16/24	0.00	0.00	2,915,970.02	0.00	0.00	2,915,970.02	0.00	0.00
33	300571346	12/17/24	0.00	0.00	2,623,570.17	0.00	0.00	(606.00)	0.00	0.00	2,623,570.17
		09/17/24	0.00	0.00	2,624,176.17	0.00	0.00	(83,710.10)	0.00	0.00
		02/16/24	0.00	0.00	2,707,886.27	0.00	0.00	2,707,886.27	0.00	0.00
43	304340043	06/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	4,972,274.62	0.00	0.00	4,972,274.62	0.00	0.00	4,972,274.62

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	1,173.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	1,703.02	0.00	0.00	1,708.49	0.00	0.00	20,053.16	0.00	0.00	0.00
43	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	27.24	0.00
51	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	0.00	1.39	0.00	0.00	0.00
72	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	0.00	11.54	0.00	0.00	0.00
96	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,876.10	0.00	0.00	1,708.49	0.00	0.00	20,066.09	0.00	27.24	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		29,677.92

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30